NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Supplemental disclosures (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
Profit before income tax	$ 330,301	¥ 2,155,217	¥ 2,118,961	¥ 2,272,555
Adjustments for:
Share of profits of joint ventures	(27,663)	(180,502)	(270,115)	199,452
Share of profits of associates	(22,335)	(145,737)	(48,767)	(39,335)
Depreciation of property, plant and equipment		7,152,170	7,100,776	7,505,687
Depreciation of investment properties		24,405	26,559	22,229
Depreciation of right-of-use assets		767,553	1,075,825	(108,152)
Amortization of land use rights				108,152
Amortization of intangible assets		459,482	338,938	295,901
Amortization of prepaid expenses included in other non-current assets		274,745	248,145	130,148
Gain on write-off and disposal of property, plant and equipment and intangible assets, net		(319,796)	(243,622)	(101,098)
Impairment loss on property, plant and equipment	63,884	416,841	259,354	46,484
Impairment loss of investment properties			87
Impairment losses of intangible assets		416
Impairment loss of right-of-use assets		15,790	1,448
Impairment loss of inventory		1,321,387	1,163,272	2,247,588
Impairment loss of trade and notes receivables		338,972	154,409	44,078
Impairment loss of other currents assets		639,862	16,607	63,878
Realized and unrealized losses/(gains) on futures, option and forward contracts		(512,984)	(50,820)	(141,459)
Gain on previously held equity interest remeasured at acquisition-date fair value				(748,086)
Gain on disposals of subsidiaries		(11,305)	(261,187)	(3,517)
Gain on disposal of investment in a joint venture and associates			(159,514)	1,904
Gain on acquisition of associates			(557,965)
Dividends from other financial assets measured at fair value		(82,794)	(97,775)	(109,914)
Government subsidies		(29,933)	(112,141)	(158,109)
Finance costs		4,420,528	4,921,541	4,882,692
Change in special reserve		12,524	(23,085)	6,605
Others		21,342	(11,558)	75,381
Changes in working capital:
Decrease/(increase) in inventories		(1,668,260)	(234,203)	(1,051,617)
Increase in trade and notes receivables		(3,867,944)	(1,169,339)	(2,559,274)
Decrease/ (increase) in other current assets		(414,247)	(377,246)	852,918
Decrease in restricted cash		249,744	859,507	530,284
(Increase)/decrease in other non-current assets		(70,637)	547,856	425,739
(Increase)/decrease in trade and notes payables		3,009,490	(1,405,565)	18,669
Increase/(decrease) in other payables and accrued liabilities		1,879,398	(560,910)	(951,554)
(Decrease)/increase in other non-current liabilities		(177,045)	(206,354)	105,386
Cash generated from operations		15,678,682	13,043,119	13,971,767
PRC corporate income taxes paid		(797,336)	(551,446)	(950,091)
Net cash generated from operating activities	$ 2,280,666	14,881,346	12,491,673	13,021,676
Major non-cash transactions of investing activities and financing activities
Investment in a joint venture used gallium business			352,848
Acquisition of minority interests for nil consideration			149,322
Endorsement of notes receivables accepted from sale of goods or services for purchase of property, plant and equipment		2,276,782	1,504,162	2,384,046
Acquisition of other financial assets measured at fair value through other comprehensive income by exchanging equity in a subsidiary			350,911
Equity exchange arrangement				10,735,214
Finance lease				113,601
Acquisition of business		42,230		70,087
Major non-cash transactions of investing activities and financing activities		¥ 2,319,012	¥ 2,357,243	¥ 13,302,948